Financial Instruments - Schedule of Maturity of Financial Assets (Details) $ in Thousands	Dec. 31, 2024 CAD ($)
2025 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents	$ 552,064
Trade and other receivables, excluding deferred receivables	154,228
Deferred receivables	4,702
Other financial assets	565
Total contractual maturities of financial assets	711,559
2026 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables	5,365
Other financial assets
Total contractual maturities of financial assets	5,365
2027 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables	767
Other financial assets
Total contractual maturities of financial assets	767
2028 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables	642
Other financial assets
Total contractual maturities of financial assets	642
2029 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables	580
Other financial assets
Total contractual maturities of financial assets	580
Thereafter [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables	1,354
Other financial assets	1,059
Total contractual maturities of financial assets	2,413
Carrying amount [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents	552,064
Trade and other receivables, excluding deferred receivables	154,228
Deferred receivables	13,410
Other financial assets	1,624
Total contractual maturities of financial assets	$ 721,326